CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Real estate investments:
Land	$ 182,238	$ 220,317
Buildings, improvements and other	2,329,524	2,552,862
Accumulated depreciation	(275,794)	(218,968)
Net real estate property	2,235,968	2,554,211
Acquired lease and other intangible assets	264,438	319,929
Accumulated amortization	(249,198)	(255,452)
Net real estate intangibles	15,240	64,477
Net real estate investments	2,251,208	2,618,688
Straight-line rent receivables	82,445	73,758
Receivables and other assets, net	37,047	71,234
Total Assets	2,508,027	2,821,728
Liabilities
Mortgage notes payable, net	1,907,928	2,130,387
Due to affiliates	9,550	11,623
Accrued expenses and other liabilities	84,664	100,823
Total Liabilities	2,002,142	2,242,833
Commitments and contingencies (Note 14)
Equity
Preferred Stock $0.01 par value, 100,000,000 shares authorized and none issued or outstanding as of both December 31, 2017 and 2016	0	0
Common stock $0.01 par value, 2,000,000,000 shares authorized, 82,148,869 and 82,127,247 shares issued and outstanding as of December 31, 2017 and 2016, respectively	821	821
Additional paid-in capital	898,132	897,918
Accumulated deficit	(393,068)	(319,844)
Total Equity	505,885	578,895
Total Liabilities and Equity	$ 2,508,027	$ 2,821,728